Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Government grants	£ 8,999	£ 1,989
R&D tax credit	687	328	£ 399
Other operating income	£ 9,686	£ 2,317	£ 399